Fair value measurements	12 Months Ended
Dec. 31, 2025
Fair value measurements
Fair value measurements

Note 7.Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy for measuring financial instruments, which prioritizes the inputs used in measuring fair value. These tiers include:

●	Level 1, defined as observable inputs such as quoted prices in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

	As at December 31, 2025		As at December 31, 2024		Fair
	Carrying		Carrying		value	Note
USD’000	amount	Fair value	amount	Fair value	level	ref.
Recurring fair value measurements
Available-for-sale debt securities, noncurrent	129	129	—	—	3	19
Investment, current	10,032	10,032	—	—	2	11

Nonrecurring fair value measurements
Accounts receivable	12,944	12,944	3,825	3,825	3	9
Accounts payable	14,467	14,467	10,073	10,073	3	24
Notes payable	689	689	4,828	4,828	3	25
Indebtedness to related parties, noncurrent	—	—	3,105	3,105	3	28
Bonds, mortgages and other long-term debt	989	989	—	—	3	27

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair Value Measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments:

-	Available-for-sale debt securities, noncurrent - fair value remeasured as at reporting period, based on information available.
-

Investment, current – consists of a managed investment account held with UBS Switzerland AG. Although the account is made up of a diversified, actively managed portfolio, including publicly traded equity securities, investment funds and exchange-traded funds, fixed-income instruments, structured products, and fiduciary call deposits and short-term cash balances, with fair value levels ranging from Level 1 to Level 3, fair value is remeasured as at reporting period, based on the statement of assets made available by UBS at the reporting date, which falls under Level 2.

-	Accounts receivable – carrying amount approximated fair value due to their short-term nature.
-	Accounts payable – carrying amount approximated fair value due to their short-term nature.
-	Notes payable – carrying amount approximated fair value due to their short-term nature.
-	Indebtedness to related parties, noncurrent - carrying amount approximated fair value.
-	Bonds, mortgages and other long-term debt – carrying amount approximated fair value.